UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REOPRT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act File Number 811-179

Name of registrant as specified in charter: Central Securities Corporation

Address of principal executive offices:
630 Fifth Avenue
Suite 820
New York, New York  10111

Name and address of agent for service:
Central Securities Corporation, Wilmot H. Kidd, President
630 Fifth Avenue
Suite 820
New York, New York  10111

Registrant's telephone number, including area code: 212-698-2020

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

================================================================================

                         CENTRAL SECURITIES CORPORATION


                                   ----------


                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2004


================================================================================

                         CENTRAL SECURITIES CORPORATION

(Organized on October 1, 1929 as an investment company, registered as such with the Securities and Exchange Commission under the provisions of the Investment
                             Company Act of 1940.)

                            TEN YEAR HISTORICAL DATA


                                            Per Share of Common Stock
                 -------------------------------------------------------------------------------
              Total      Convertible   Net       Net                       Net realized   Unrealized
               net       Preference   asset  investment   Divi-   Distribu- investment   appreciation
 Year        assets       Stock(A)    value   income(B) dends(C)  tions(C)     gain     of investments
 ----        ------       --------    -----   ------------------  --------     ----     --------------
1993      $218,868,360   $9,960,900  $17.90                                              $111,304,454
1994       226,639,144    9,687,575   17.60    $.23       $.22     $1.39    $16,339,601   109,278,788
1995       292,547,559    9,488,350   21.74     .31        .33      1.60     20,112,563   162,016,798
1996       356,685,785    9,102,050   25.64     .27        .28      1.37     18,154,136   214,721,981
1997       434,423,053    9,040,850   29.97     .24        .34      2.08     30,133,125   273,760,444
1998       476,463,575    8,986,125   31.43     .29        .29      1.65     22,908,091   301,750,135
1999       590,655,679           --   35.05     .26        .26      2.34     43,205,449   394,282,360
2000       596,289,086           --   32.94     .32        .32      4.03     65,921,671   363,263,634
2001       539,839,060           --   28.54     .18        .22      1.58*    13,662,612   304,887,640
2002       361,942,568           --   18.72     .14        .14      1.11     22,869,274   119,501,484
2003       478,959,218           --   24.32     .09        .11      1.29     24,761,313   229,388,141
Six mos. to
June 30,
2004**     526,780,137           --   26.87     .08        .05       .10     23,778,997   256,585,611

----------
A  - At liquidation preference.
B  - Excluding  gains or losses realized on sale of investments and the dividend requirement on the Convertible Preference Stock which was redeemed on August 1, 1999.
C  - Computed  on  the  basis  of  the  Corporation's  status  as  a  "regulated investment company" for Federal income tax purposes. Dividends are from undistributed net investment income. Distributions are from long-term investment gains.
 *   Includes a non-taxable return of capital of $.55.
**   Unaudited.

      The Common Stock is listed on the American Stock Exchange. On June 30, 2004 the market quotations were as follows:

     Common Stock................................ $22.87 low, $23.25 high and last sale


                                      [2]

To the Stockholders of

      CENTRAL SECURITIES CORPORATION:

      Financial statements for the six months ended June 30, 2004 reviewed by our independent accountants and other pertinent information are submitted herewith.

      Comparative net assets are as follows:

                                                                   June 30,
                                                      2004        December 31,
                                                  (Unaudited)        2003
                                                  ----------      ------------
Net assets.....................................  $526,780,137    $478,959,218
Net assets per share of Common Stock...........         26.87           24.32
    Shares of Common Stock outstanding.........    19,606,477      19,692,777

      Comparative operating results are as follows:

                                                    Six months ended June 30,
                                                  -----------------------------
                                                       2004           2003
                                                   (Unaudited)     (Unaudited)
                                                   -----------     -----------
Net investment income............................  $ 1,648,747     $ 1,325,898
    Per share of Common Stock....................          .08*            .07*
Net realized gain on sale of investments.........   23,778,997      15,999,401
Increase in net unrealized appreciation
  of investments.................................   27,197,470      48,583,044
Increase in net assets resulting from
  operations.....................................   52,625,214      65,908,343
----------
* Per-share data are based on the average number of Common shares outstanding.

      A dividend of $.15 per share was paid on June 25, 2004 to holders of Common Stock. Stockholders will be sent a notice concerning the taxability of all 2004 distributions in January 2005.

      During the first six months of 2004 the Corporation repurchased 86,300 shares of its Common Stock at an average price per share of $21.59. These shares were purchased on the American Stock Exchange. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.

      Stockholders' inquiries are welcome.

                                             CENTRAL SECURITIES CORPORATION

                                                WILMOT H. KIDD, President
630 Fifth Avenue
New York, NY 10111
July 28, 2004


                                      [3]

                            TEN LARGEST INVESTMENTS
                                  June 30, 2004
                                   (Unaudited)


                                                                              % of      Year First
                                                    Cost        Value      Net Assets    Acquired
                                                    -----       -----       ---------    --------
                                                       (millions)
The Plymouth Rock Company, Inc.................    $ 2.2        $93.0         17.7%         1982
Intel Corporation..............................       .4         27.0          5.1          1986
Capital One Financial Corporation..............      1.8         25.0          4.7          1994
Brady Corporation..............................      2.3         23.7          4.5          1984
Murphy Oil Corporation.........................      3.1         22.1          4.2          1974
Analog Devices, Inc............................       .5         20.2          3.8          1987
Flextronics International Ltd..................      3.8         19.3          3.7          1996
Convergys Corporation..........................     22.1         18.8          3.6          1998
Unisys Corporation.............................     11.9         15.3          2.9          1999
SunGard Data Systems Inc.......................      6.4         14.8          2.8          1999

                           PRINCIPAL PORTFOLIO CHANGES

                            April 1 to June 30, 2004
                                   (Unaudited)
                   (Common Stock unless specified otherwise)


                                                                     Number of Shares
                                                        ------------------------------------------
                                                                                           Held
                                                                                         June 30,
                                                         Purchased         Sold            2004
                                                         ---------         ----            ----
Affymetrix, Inc...................................                        100,000              --
American Management Systems, Inc..................                        364,502              --
Apple Computer Inc................................                        100,000              --
Capital One Financial Corporation.................                          5,000         365,000
Ceridian Corporation..............................        110,000                         210,000
Fifth Third Bancorp...............................        200,000                         200,000
Hospira, Inc......................................         10,000*         10,000              --
Laboratory Corporation of America Holdings........                         10,000         100,000
Marsh & McLennan Companies, Inc...................                        100,000              --
Solectron Corporation.............................        200,000                       1,000,000
Unisys Corporation................................                         50,000       1,100,000
Unocal Corporation................................        100,000                         250,000
Wind River Systems, Inc...........................                         60,000         440,000

----------
* Shares received in a distribution from Abbott Laboratories.


                                      [4]

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2004
                                   (Unaudited)

ASSETS:
    Investments:
        General portfolio securities at market value
          (cost $206,612,835) (Note 1)..............................    $369,457,486
        Securities of affiliated companies (cost $3,462,486)
          (Notes 1, 5 and 6)........................................      97,203,446
        Short-term investments (cost $59,120,200)...................      59,120,200    $525,781,132
                                                                         -----------
    Cash, receivables and other assets:
        Cash and dividends receivable...............................         540,978
        Office equipment and leasehold improvements, net............         553,964
        Other assets................................................         175,802       1,270,744
                                                                         -----------     -----------
            Total Assets............................................                     527,051,876
LIABILITIES:

    Payable, accrued expenses and reserves..........................         271,739
                                                                         -----------
            Total Liabilities.......................................                         271,739
                                                                                         -----------
NET ASSETS..........................................................                    $526,780,137
                                                                                         ===========
NET ASSETS are represented by:
    Common Stock $1 par value: authorized
      30,000,000 shares; issued 19,692,777 (Note 2).................                     $19,692,777
    Surplus:
        Paid-in.....................................................    $227,838,315
        Undistributed net gain on sales of investments..............      23,776,213
        Undistributed net investment income.........................         750,544     252,365,072
                                                                         -----------
    Net unrealized appreciation of investments......................                     256,585,611
    Treasury stock, at cost (86,300 shares of Common Stock)
      (Note 2)......................................................                      (1,863,323)
                                                                                         -----------
NET ASSETS..........................................................                    $526,780,137
                                                                                         ===========
NET ASSET VALUE PER COMMON SHARE
  (19,606,477 shares outstanding)...................................                       $26.87
                                                                                           ======

                 See accompanying notes to financial statements
                  and independent accountants' review report.


                                      [5]

                             STATEMENT OF OPERATIONS

                     For the six months ended June 30, 2004
                                   (Unaudited)

INVESTMENT INCOME
Income:

    Dividends (net of foreign withholding taxes
      of $4,787).................................... $ 2,565,267
    Interest........................................     227,712      $2,792,979
                                                      ----------
Expenses:
    Administration and operations...................     263,099
    Investment research.............................     253,625
    Rent and utilities..............................     170,036
    Franchise and miscellaneous taxes...............      90,740
    Insurance.......................................      62,785
    Listing, software and sundry fees...............      57,155
    Directors' fees.................................      50,000
    Stationery, supplies, printing and postage......      30,737
    Legal, auditing and tax fees....................      25,392
    Publications....................................      24,463
    Transfer agent and registrar fees and expenses..      23,579
    Travel and telephone............................      20,749
    Custodian fees..................................      14,287
    Employees' retirement plans.....................       7,250
    Miscellaneous...................................      50,335       1,144,232
                                                      ----------      ----------
Net investment income...............................                   1,648,747

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain from security transactions........  23,778,997
Net increase in unrealized appreciation
  of investments....................................  27,197,470
                                                      ----------
    Net gain on investments.........................                  50,976,467
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS........................................                 $52,625,214
                                                                     ==========

                 See accompanying notes to financial statements
                  and independent accountants' review report.


                                      [6]

                       STATEMENTS OF CHANGES IN NET ASSETS

                     For the six months ended June 30, 2004
                      and the year ended December 31, 2003


                                                                        Six months
                                                                           ended
                                                                         June 30,        Year ended
                                                                           2004         December 31,
                                                                        (Unaudited)         2003
                                                                         ---------          ----
FROM OPERATIONS:
    Net investment income...........................................     $ 1,648,747     $ 1,740,024
    Net realized gain on investments................................      23,778,997      24,761,313
        Net increase in unrealized appreciation of investments......      27,197,470     109,886,657
                                                                         -----------     -----------
        Increase in net assets resulting from operations............      52,625,214     136,387,994
                                                                         -----------     -----------
DISTRIBUTIONS TO STOCKHOLDERS FROM:
    Net investment income...........................................        (938,275)     (2,050,627)
    Net realized gain from investment transactions..................      (2,002,697)    (24,612,727)
                                                                         -----------     -----------
        Decrease in net assets from distributions...................      (2,940,972)    (26,663,354)
                                                                         -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS: (Note 2)
    Distribution to stockholders reinvested in Common Stock.........              --      12,692,986
    Cost of shares of Common Stock repurchased......................      (1,863,323)     (5,400,976)
                                                                         -----------     -----------
        Increase (decrease) in net assets from capital
          share transactions........................................      (1,863,323)      7,292,010
                                                                         -----------     -----------
            Total increase in net assets............................      47,820,919     117,016,650
NET ASSETS:
    Beginning of period.............................................     478,959,218     361,942,568
                                                                         -----------     -----------
    End of period (including undistributed net investment income
      of $750,544 and $40,072, respectively)........................    $526,780,137    $478,959,218
                                                                         ===========     ===========

                 See accompanying notes to financial statements
                  and independent accountants' review report.


                                      [7]

                            STATEMENT OF INVESTMENTS

                                  June 30, 2004
                                   (Unaudited)

                           PORTFOLIO SECURITIES 88.6%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

    Prin.Amt.
    or Shares                                                         Value
    --------                                                          -----
                Banking and Finance 9.6%
     500,000      The Bank of New York Company, Inc.............  $ 14,740,000
     365,000      Capital One Financial Corporation.............    24,958,700
     200,000      Fifth Third Bancorp...........................    10,756,000
                                                                  ------------
                                                                    50,454,700
                                                                  ------------
                Chemicals 3.1%
   1,372,400      PolyOne Corporation(a)........................    10,210,656
     150,000      Rohm and Haas Company.........................     6,237,000
                                                                  ------------
                                                                    16,447,656
                                                                  ------------
                Communications 0.8%
   1,000,000      Cincinnati Bell Inc.(a).......................     4,440,000
                                                                  ------------
                Electronics 15.1%
     430,000      Analog Devices, Inc...........................    20,244,400
   1,210,000      Flextronics International Ltd.(a).............    19,299,500
     180,000      Ingram Micro Inc. Class A(a)..................     2,604,600
     980,000      Intel Corporation.............................    27,048,000
     200,000      Motorola, Inc.................................     3,650,000
   1,000,000      Solectron Corporation(a)......................     6,470,000
                                                                  ------------
                                                                    79,316,500
                                                                  ------------
                Energy 9.6%
     160,000      EnCana Corporation............................     6,905,600
     220,000      Kerr-McGee Corporation........................    11,829,400
     300,000      Murphy Oil Corporation........................    22,110,000
     250,000      Unocal Corporation............................     9,500,000
                                                                  ------------
                                                                    50,345,000
                                                                  ------------
                Health Care 4.7%
     100,000      Abbott Laboratories...........................     4,076,000
     490,000      Impath Inc.(a)................................     2,695,000
     100,000      Laboratory Corporation of America Holdings(a).     3,970,000
     100,000      Merck & Co. Inc...............................     4,750,000
     450,000      Schering-Plough Corporation...................     8,316,000
     150,000      Vical Inc.(a).................................       868,500
                                                                  ------------
                                                                    24,675,500
                                                                  ------------
                Information Technology Services 14.5%
     400,000      Accenture Ltd.(a).............................    10,992,000
     210,000      Ceridian Corporation(a).......................     4,725,000
   1,220,000      Convergys Corporation(a)......................    18,788,000
     570,000      SunGard Data Systems Inc. (a).................    14,820,000
   1,000,000      TriZetto Group, Inc.(a).......................     6,660,000
   1,100,000      Unisys Corporation(a).........................    15,268,000
     440,000      Wind River Systems, Inc.(a)...................     5,174,400
                                                                  ------------
                                                                    76,427,400
                                                                  ------------


                                      [8]

    Prin.Amt.
    or Shares                                                         Value
    --------                                                          -----
                Insurance 20.5%
     150,000      American International Group, Inc.............  $ 10,692,000
     100,000      Arch Capital Group Ltd.(a)....................     3,988,000
      10,000      Erie Indemnity Co. Class A....................       467,800
      70,000      The Plymouth Rock Company, Inc.
                  Class A(b)(c).................................    93,030,000
                                                                  ------------
                                                                   108,177,800
                                                                  ------------
                Manufacturing 9.4%
     600,000      ArvinMeritor, Inc.............................    11,742,000
     515,000      Brady Corporation Class A.....................    23,741,500
     170,000      Dover Corporation.............................     7,157,000
     124,700      Roper Industries, Inc.........................     7,095,430
                                                                  ------------
                                                                    49,735,930
                                                                  ------------
                Retail Trade 0.5%
     100,000      CarMax Inc.(a)................................     2,187,000
                  Grumman Hill Investments, L.P.(a)(c)..........       280,000
                                                                  ------------
                                                                     2,467,000
                                                                  ------------
                Transportation 0.8%
     533,757      Transport Corporation of America, Inc.
                    Class B(a)(b)...............................     4,173,446
                                                                  ------------
                      Total Portfolio Securities
                        (cost $210,075,321).....................   466,660,932
                                                                  ------------
              SHORT-TERM INVESTMENTS 11.2%
                  Commercial Paper 6.5%
 $25,827,000      American Express Credit Corp.
                    0.8809% - 1.0011% due 7/7/04 - 8/4/04.......    25,813,446
   8,418,000      General Motors Acceptance Corp.
                    1.0512% - 1.0813% due 7/14/04...............     8,414,766
                                                                  ------------
                                                                    34,228,212
                                                                  ------------
                U.S.  Treasury Bills 4.7% 24,957,000
                  U.S.  Treasury Bills
                    0.8859% - 1.2201% due 9/23/04 - 10/7/04.....    24,891,988
                                                                  ------------
                      Total Short-Term Investments
                        (cost $59,120,200)......................    59,120,200
                                                                  ------------
                      Total Investments.........................   525,781,132
                      Cash, receivables and other assets
                        less liabilities (0.2%).................       999,005
                                                                  ------------
                      Net Assets (100%).........................  $526,780,137
                                                                  ============
----------
(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value.

                 See accompanying notes to financial statements
                  and independent accountants' review report.


                                      [9]

                  NOTES TO FINANCIAL STATEMENTS -- (unaudited)

      1. Significant Accounting Policies -- The Corporation is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      Security Valuation -- Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates market value. Securities for which no ready market exists, including The Plymouth Rock Company, Inc. Class A Common Stock, are valued at estimated fair value by the Board of Directors.

      Federal Income Taxes -- It is the Corporation's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no Federal income taxes have been accrued.

      Use of Estimates -- The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.

      Other -- Security transactions are accounted for on the date the securities are purchased or sold, and cost of securities sold is determined by specific identification. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

      2. Common Stock -- The Corporation repurchased 86,300 shares of its Common Stock in the first six months of 2004 at an average price of $21.59 per share, representing an average discount from net asset value of 13.59%. It may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders.
Shares so acquired may be held as treasury stock, used in optional stock distributions, or retired.

      3. Investment Transactions -- The aggregate cost of securities purchased and the aggregate proceeds of securities sold during the six months ended June 30, 2004 (excluding short-term investments), were $35,829,049 and $63,659,330, respectively.

      As of June 30, 2004, based on cost for Federal income tax purposes, the aggregate gross unrealized appreciation and depreciation for all securities were $272,872,264 and $16,286,653, respectively.

      4. Operating Expenses -- The aggregate remuneration paid during the six months ended June 30, 2004 to officers and directors amounted to $552,500, of which $50,000 was paid as fees to directors who were not officers. Benefits to employees are provided through a profit sharing retirement plan. Contributions to the plan are made at the discretion of the Board of Directors, and each participant's benefits vest after three years. No contributions were made to the plan for the six months ended June 30, 2004.


                                      [10]

             NOTES TO FINANCIAL STATEMENTS -- continued (unaudited)

      5. Affiliates -- The Plymouth Rock Company, Inc. and Transport Corporation of America, Inc. are affiliates as defined in the Investment Company Act of 1940. The Corporation received dividends of $1,066,100 from affiliates during the six months ended June 30, 2004. Unrealized appreciation related to affiliates increased by $34,393,708 for the six months ended June 30, 2004 to $93,740,960.

      6. Restricted Securities -- The Corporation from time to time invests in securities the resale of which is restricted. On June 30, 2004 such investments had an aggregate value of $93,310,000, which was equal to 17.7% of the Corporation's net assets. Investments in restricted securities at June 30, 2004, including acquisition dates and cost, were:


              Company                   Shares          Security         Date Purchased       Cost
 ----------------------------------   ----------   -------------------    -------------    ----------
 Grumman Hill Investments, L.P.                    Limited Partnership       9/11/85        $  18,190
                                                      Interest
 The Plymouth Rock                      70,000     Class A Common           12/15/82        1,500,000
    Company, Inc.                                     Stock                  6/9/84           699,986

      The Corporation does not have the right to demand registration of the restricted securities. Unrealized appreciation related to restricted securities increased by $34,227,572 for the six months ended June 30, 2004 to $91,091,824.

      7. Operating Lease Commitment -- The Corporation has entered into an operating lease for office space which expires in 2014 and provides for future minimum rental payments in the aggregate amount of approximately $3.3 million. The lease agreement contains escalation clauses relating to operating costs and real property taxes. Future minimum rental commitments under the lease for the next five years are $157,121 for 2004 and $314,241 for 2005 through 2008.


                                      [11]

                              FINANCIAL HIGHLIGHTS


                                        Six Mos.
                                         Ended
                                     June 30, 2004
                                       (Unaudited)   2003       2002       2001       2000       1999
                                       ----------    ----       ----       ----       ----       -----
Per Share Operating Performance
Net asset value, beginning of period    $  24.32   $  18.72   $  28.54   $  32.94   $  35.05   $  31.43
Net investment income*.............          .08        .09        .14        .18        .32        .30
Net realized and unrealized gain
  (loss) on securities.............         2.62       6.91      (8.71)     (2.78)      1.92       5.96
                                        --------   --------   --------   --------   --------   --------
      Total from investment
        operations.................         2.70       7.00      (8.57)     (2.60)      2.24       6.26
Less:
Dividends from net investment income**
    To Preference Stockholders.....           --         --         --         --         --        .04
    To Common Stockholders.........          .05        .11        .14        .22        .32        .26
Distributions from capital gains**
    To Common Stockholders.........          .10       1.29       1.11       1.03       4.03       2.34
Return of Capital**
    To Common Stockholders.........           --         --         --        .55         --         --
                                        --------   --------   --------   --------   --------   --------
      Total distributions..........          .15       1.40       1.25       1.80       4.35       2.64
                                        --------   --------   --------   --------   --------   --------
Net asset value, end of period.....     $  26.87   $  24.32   $  18.72   $  28.54   $  32.94   $  35.05
                                        ========   ========   ========   ========   ========   ========
Per share market value,
  end of period....................     $  23.25   $  20.89   $  16.28   $  25.31   $  28.25   $  27.25
Total investment return,
  market(%)........................        11.98+     36.22     (31.23)     (2.42)     17.75      22.96
Total investment return, NAV(%)....        11.11+     39.32     (29.43)     (6.54)      7.02      31.79
Ratios/Supplemental Data:

Net assets, end of period(000).....     $526,780   $478,959   $361,943   $539,839   $596,289   $590,656
Ratio of expenses to average net
  assets for Common(%).............          .46++      .56        .50        .45        .38        .45
Ratio of net investment income to
  average net assets for
  Common(%)........................          .45++      .42        .57        .60        .83        .89
Portfolio turnover rate(%).........         8.07      12.90      19.50      10.32      13.54      12.06

----------
 * Per-share data are based on the average number of Common Shares outstanding during the period.
** Computed on the basis of the Corporation's status as a "regulated investment company" for Federal income tax purposes.
 +  Not annualized.
++  Annualized, not necessarily indicative of full year ratio.

                 See accompanying notes to financial statements
                  and independent accountants' review report.


                                      [12]

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF
     CENTRAL SECURITIES CORPORATION

    We have reviewed the accompanying statement of assets and liabilities, including the statement of investments, of Central Securities Corporation as of June 30, 2004, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended June 30, 2004. These financial statements are the responsibility of the management of Central Securities Corporation.

    We have conducted our review in accordance with standards established by the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

    Based on our review, we are not aware of any material modifications that should be made to the financial statements referred to above for them to be in conformity with U.S. generally accepted accounting principles.

    We have previously audited, in accordance with standards established by the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2003, and financial highlights for each of the five years in the period ended December 31, 2003, and in our report dated January 28, 2004 we expressed an unqualified opinion on those financial statements.

                                                      KPMG LLP

   New York, NY
   July 28, 2004

--------------------------------------------------------------------------------


                                      [13]

                         ANNUAL MEETING OF STOCKHOLDERS

    The annual meeting of stockholders of the Corporation was held on March 10, 2004. At the meeting all of the directors of the Corporation were reelected by the following vote of the holders of the Common Stock: Donald G. Calder, 18,188,305 shares in favor, 255,130 shares withheld; Jay R. Inglis, 18,179,159 shares in favor, 264,276 shares withheld; Dudley D. Johnson, 18,193,350 shares in favor, 250,085 shares withheld; Wilmot H. Kidd, 18,042,833 shares in favor, 400,602 shares withheld; and C. Carter Walker, Jr., 18,174,980 shares in favor, 268,455 shares withheld.

    In addition, the selection of KPMG LLP as independent auditors of the Corporation for the year 2004 was ratified by the following vote of the holders of the Common Stock: 18,177,212 shares in favor, 232,604 shares against, 33,619 shares abstaining.

                      PROXY VOTING POLICIES AND PROCEDURES

    The policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities are available: (1) without charge, upon request, by calling us at our toll-free telephone number (1-866-593-2507), (2) on the Corporation's website at www.centralsecurities.com and (3) on the Securities and Exchange Commission's website at www.sec.gov in the Corporation's most recent Form N-CSR filing.


                                      [14]

                               BOARD OF DIRECTORS

DONALD G. CALDER                                    DUDLEY D. JOHNSON
     President                                          President
     G. L. Ohrstrom & Co., Inc.                         Young & Franklin Inc.
     New York, NY                                       Liverpool, NY

JAY R. INGLIS                                       WILMOT H. KIDD
     Executive Vice President                           President
     National Marine Underwriters, Inc.
     New York, NY

                              C. CARTER WALKER, JR.
                                 Washington, CT

                                    OFFICERS

                       WILMOT H. KIDD, President
                       CHARLES N. EDGERTON, Vice President and Treasurer MARLENE A. KRUMHOLZ, Secretary

                                     OFFICE

                      630 Fifth Avenue, New York, NY 10111
                                  212-698-2020
                            866-593-2507 (toll free)
                            www.centralsecurities.com

                       CUSTODIAN

                            UMB Bank, N. A.
                                P.O.  Box 419226,  Kansas  City,  MO  64141-6226

                       TRANSFER AGENT AND REGISTRAR

                            EquiServe Trust Company
                                P.O.  Box  43069,   Providence,   RI  02940-3069
                                781-575-2724 www.equiserve.com

                       INDEPENDENT AUDITORS

                            KPMG LLP
                                757 Third Avenue, New York, NY 10017


                                      [15]

Item 2. Code of Ethics. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Experts. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services. The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants.  The information required by this
Item is only required in an annual report on this Form N-CSR.

Item 6. Schedule of Investments. Schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclose Proxy Voting Policies and Procedures for Closed-End Management Companies. The information required by this Item is only required in an annual report on this Form N-CSR.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.


----------------------------------------------------------------------------------------------------------------
                                                                                         (d) Maximum Number (or
                                                                 (c) Total Number of       Approximate Dollar
                               (a) Total                           Shares (or Units)      Value) of Shares (or
          Period               Number of        (b) Average      Purchased as Part of    Units) that May Yet Be
                               Shares (or      Price Paid per     Publicly Announced       Purchased Under the
                            Units) Purchased  Share (or Unit)     Plans or Programs          Plans or Programs
----------------------------------------------------------------------------------------------------------------
Month #1 (January 1              14,300           $21.64                  NA                       NA
through January 31)
----------------------------------------------------------------------------------------------------------------
Month #2 (February 1             23,100           $21.79                  NA                       NA
through February 29)
----------------------------------------------------------------------------------------------------------------
Month #3 (March 1 through        24,100           $21.46                  NA                       NA
March 31)
----------------------------------------------------------------------------------------------------------------
Month #4 (April 1 through        17,600           $21.85                  NA                       NA
April 30)
----------------------------------------------------------------------------------------------------------------
Month #5 (May 1 through           7,200           $20.66                  NA                       NA
May 31)
----------------------------------------------------------------------------------------------------------------
Month #6 (June 1 through           0               $0.00                  NA                       NA
June 30)
----------------------------------------------------------------------------------------------------------------
Total                            86,300           $21.59                  NA                       NA
----------------------------------------------------------------------------------------------------------------

All shares purchased were made in open market transactions as authorized by the Board of Directors.

Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since such procedures were last described in the Corporation's proxy statement dated February 5, 2004.

Item 10. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of Central Securities Corporation (the "Corporation") have concluded that the Corporation's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Corporation's internal control over financial reporting.

Item 11. Exhibits. (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The information required by this Item is only required in an annual report on this Form N-CSR.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act. Attached hereto.

(c) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Central Securities Corporation

By:  /s/ Wilmot H. Kidd
     ------------------------
Wilmot H. Kidd
President

August 10, 2004
Date

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capabilities and on the dates indicated.

By:  /s/ Wilmot H. Kidd
     ------------------------
Wilmot H. Kidd
President

August 10, 2004
Date

By:  /s/ Charles N. Edgerton
     ------------------------
Charles N. Edgerton
Treasurer

August 10, 2004
Date